Segment information (Tables)	6 Months Ended
Dec. 31, 2018
Segment information
Schedule of revenue from main components

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	Restated(1) 2017 £’000	2018 £’000	Restated(1) 2017 £’000
Commercial	65,944	65,300	141,844	145,778
Broadcasting	103,676	75,147	146,518	115,980
Matchday	38,992	36,968	55,276	59,322

	208,612	177,415	343,638	321,080

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.